Basis of Financial Statements and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Description of Business	Description of Business Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for MUFG Bank, Ltd. (“MUFG Bank” or “BK”), Mitsubishi UFJ Trust and Banking Corporation (“Mitsubishi UFJ Trust and Banking” or “TB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“Mitsubishi UFJ Securities Holdings” or “SCHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. Mitsubishi UFJ Securities Holdings is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“Mitsubishi UFJ Morgan Stanley Securities”). Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 29 for more information by business segment.
Basis of Financial Statements
Basis of Financial Statements
The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. The accompanying consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”). In certain respects, the accompanying consolidated financial statements reflect adjustments which are not included in the consolidated financial statements issued by MUFG and certain of its subsidiaries in accordance with applicable statutory requirements and accounting practices in their respective countries of incorporation. The major adjustments include those relating to (1) investment securities, (2) derivative financial instruments, (3) allowance for credit losses, (4) income taxes, (5) consolidation, (6) premises and equipment, (7) transfer of financial assets, (8) accrued severance indemnities and pension liabilities, (9) goodwill and other intangible assets and (10) lease transactions.
Fiscal years of certain subsidiaries, which end on December 31, and MUFG’s fiscal year, which ends on March 31, have been treated as coterminous. For the fiscal years ended March 31, 2020, 2021 and 2022, the effect of recording intervening events for the three-month periods ended March 31 on MUFG’s proportionate equity in net income of subsidiaries with fiscal years ended on December 31, would have resulted in a decrease of ¥164.48 billion, an increase of ¥157.32 billion, and a decrease of ¥60.64 billion to net income attributable to Mitsubishi UFJ Financial Group, respectively. No intervening events occurred during each of the three-month periods ended March 31, 2020, 2021 and 2022 which, if recorded, would have had material effects on consolidated total assets, loans, total liabilities, deposits or total equity as of March 31, 2020, 2021 and 2022.
Use of Estimates	Use of Estimates The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to management judgment primarily relate to the allowance for credit losses, the valuation of deferred tax assets, the valuation of financial instruments, the accounting for goodwill and intangible assets, impairment of investment securities, the allowances for repayment of excess interest and accrued severance indemnities and pension liabilities.
Consolidation	Consolidation—The accompanying consolidated financial statements include the accounts of MUFG, its subsidiaries and certain variable interest entities (“VIE”s) (together, the “MUFG Group”). In situations in which the MUFG Group has a controlling financial interest in other entities, including certain VIEs, such entities are consolidated and noncontrolling interests, if any, are recorded in Total equity. Intercompany transactions and balances have been eliminated. Investments in affiliated companies (companies over which the MUFG Group has the ability to exercise significant influence) are accounted for by the equity method of accounting and are reported in Other assets. The MUFG Group’s equity interest in the earnings of these equity investees and other-than-temporary impairment (“OTTI”) are reported in Equity in earnings of equity method investees-net. The MUFG Group recognizes an impairment loss on investments in equity method investees that is other-than-temporary. The MUFG Group determines whether loss on investments is other-than-temporary, through consideration of various factors, such as inability to recover the carrying amount of the investment, the inability of the investee to sustain an earnings capacity that would justify the carrying amount of the investment, the length of time and the extent to which the fair value has been less than cost, the financial condition and near-term prospects of the investees, and the intent and ability to retain its investment in the investees for a period of time sufficient to allow for any anticipated recovery in the fair value. The MUFG Group also evaluates additional factors, such as the condition and trend of the economic cycle, and trends in the general market.
The MUFG Group consolidates VIEs if it has the power to direct the activities of a VIE which most significantly impact the VIE’s economic performance and has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. To assess whether a VIE should be consolidated or not, the MUFG Group considers all factors, such as the purpose and design of the VIE, contractual arrangements, and the MUFG Group’s involvement in both the establishment of the VIE and day-to-day activities of the VIE. The MUFG Group considers a right to make the most significant decisions affecting a VIE to determine whether it is deemed to have the power to direct the activities of the VIE. Furthermore, the MUFG Group considers its economic interests in the VIE, including investments in debt or equity instruments issued by the VIE, liquidity and credit enhancement, and guarantees to determine whether such interests are potentially significant to the VIE or not.
Assets that the MUFG Group holds in an agency, fiduciary or trust capacity are not assets of the MUFG Group and, accordingly, are not included in the accompanying consolidated balance sheets.
Cash Flows	Cash Flows—For the purposes of reporting cash flows, cash and cash equivalents consist of Cash and due from banks, Interest-earning deposits in other banks, and certain restricted cash included in Other assets. Restricted cash included in cash and cash equivalents represents cash or deposits subject to withdrawal or usage restrictions, and mainly consist of reserves on deposits with the Bank of Japan and similar reserves required for foreign offices and subsidiaries engaged in banking businesses in foreign countries. Cash flows from qualified hedging activities are classified in the same category as the items being hedged.
Translation of Foreign Currency Financial Statements and Foreign Currency Transactions
Translation of Foreign Currency Financial Statements and Foreign Currency Transactions—Financial statements of overseas entities are translated into Japanese yen using the respective fiscal year-end exchange rates for assets and liabilities. Income and expense items are translated at average rates of exchange for the respective fiscal years.
Foreign currency translation gains and losses related to the financial statements of overseas entities of the MUFG Group, net of related income tax effects, are credited or charged directly to Foreign currency translation adjustments, a component of Accumulated other comprehensive income (“Accumulated OCI”). Tax effects of gains and losses on foreign currency translation of the financial statements of overseas entities are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future.
Foreign currency-denominated assets and liabilities are translated into the functional currencies of the individual entities included in consolidation at the respective fiscal year-end foreign exchange rates. Foreign currency-denominated income and expenses are translated using average rates of exchange for the respective fiscal years. Gains and losses from such translation are included in Foreign exchange gains (losses)—net, as appropriate.
Repurchase Agreements, Securities Lending and Other Secured Financing Transactions	Repurchase Agreements, Securities Lending and Other Secured Financing Transactions—Securities sold with agreements to repurchase (“repurchase agreements”), securities purchased with agreements to resell (“resale agreements”) and securities lending and borrowing transactions are accounted for as secured financing or lending transactions, if the transferor has not surrendered control over the securities. Repurchase agreements and resale agreements are generally carried at the amounts at which the securities will be subsequently sold or repurchased, and securities lending and borrowing transactions are generally carried at the amount of cash collateral advanced or received. If they meet the relevant conditions for the surrender of control, they are accounted for as sales of securities with related off-balance sheet forward repurchase commitments or purchases of securities with related off-balance sheet forward resale commitments. For the fiscal years ended March 31, 2020, 2021 and 2022, there were no such transactions accounted for as sales or purchases.
Collateral	Collateral—For secured lending transactions, including resale agreements, securities borrowing transactions, commercial lending and derivative transactions, the MUFG Group, as a secured party, generally has the right to require the counterparties to provide collateral, including letters of credit, cash, securities and other financial assets. For most secured lending transactions, the MUFG Group maintains strict levels of collateralization governed by a daily mark-to-market analysis. Financial assets pledged as collateral are generally negotiable financial instruments and are permitted to be sold or repledged by secured parties. If the MUFG Group sells these financial assets received as collateral, it recognizes the proceeds from the sale and its obligation to return the collateral. For secured borrowing transactions, principally repurchase agreements and securities lending transactions and derivative transactions, where the secured party has the right to sell or repledge financial assets pledged as collateral, the MUFG Group separately discloses those financial assets pledged as collateral in the accompanying consolidated balance sheets.
Trading Account Securities	Trading Account Securities—Securities and money market instruments held in anticipation of short-term market movements and for resale to customers are included in Trading account assets, and short trading positions of these instruments are included in Trading account liabilities. Trading positions are carried at fair value in the accompanying consolidated balance sheets and recorded on a trade date basis. Changes in the fair value of trading positions are recognized in Trading account profits (losses). The MUFG Group has elected the fair value option for certain foreign securities. See Note 31 for a further discussion of fair value option.
Investment Securities
Investment Securities—Debt securities for which the MUFG Group has both the ability and positive intent to hold to maturity are classified as Held-to-maturity debt securities and are carried at amortized cost. Debt securities that the MUFG Group may not hold to maturity other than those classified as Trading account securities, are classified as Available-for-sale debt securities, and are carried at their fair values, with unrealized gains and losses reported on a net-of-tax basis within Accumulated OCI, which is a component of equity. Available-for-sale debt securities are considered to be impaired if the fair value is less than the amortized cost basis. An impairment loss is recognized in earnings for a security if the MUFG Group has intent to sell such a debt security or if it is more likely than not the MUFG Group will be required to sell such a debt security before recovery of its amortized cost basis. If not, the credit component of an impairment loss is recognized in earnings by recording an allowance for credit losses, limited by the amount of impairment loss. However, the noncredit component of an impairment loss is recognized in Accumulated OCI. In determining whether a credit loss exists, the MUFG Group generally considers factors such as the financial condition of the issuer and the extent of decline in fair value. For Held-to-maturity debt securities, an allowance for expected credit losses over the remaining expected life is required to be provided.
Equity securities include marketable equity investment securities and nonmarketable equity investment securities. Marketable equity investment securities are measured at fair value with unrealized gains or losses reflected in net income. Nonmarketable equity investment securities are primarily measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes. Nonmarketable equity investment securities held by subsidiaries that are investment companies or brokers and dealers, are subject to the specialized industry accounting principles for investment companies and brokers and dealers. Securities of those subsidiaries are carried at their fair values.
Interest and dividends on investment securities are reported in Interest income. Dividends are recognized when the shareholder right to receive the dividend is established. Gains and losses on disposition of investment securities are computed using the average cost method and are recognized on the trade date.
Derivative Financial Instruments
Derivative Financial Instruments—The MUFG Group engages in derivative activities involving swaps, forwards, futures, options, and other types of derivative contracts. Derivatives are used in trading activities to generate trading revenues and fee income for its own account and to respond to customers’ financial needs. Derivatives are also used to manage counterparty credit risk and market risk exposures to fluctuations in interest and foreign exchange rates, equity and commodity prices.
Derivatives entered into for trading purposes are carried at fair value and are reported as Trading account assets or Trading account liabilities, as appropriate. The fair values of derivative contracts executed with the same counterparty under legally enforceable master netting agreements are presented on a gross basis. Changes in the fair value of such contracts are recognized currently in Foreign exchange gains (losses)—net with respect to foreign exchange contracts and in Trading account profits (losses)—net with respect to interest rate contracts and other types of contracts.
Embedded features that are not clearly and closely related to the host contracts and meet the definition of derivatives are separated from the host contracts and measured at fair value unless the contracts embedding the derivatives are measured at fair value in their entirety.
Derivatives are also used to manage exposures to fluctuations in interest and foreign exchange rates arising from mismatches of asset and liability positions. Certain of those derivatives are designated as hedging instruments and qualify for hedge accounting. The MUFG Group designates a derivative as a hedging instrument at the inception of each such hedge relationship, and it documents, for such individual hedging relationships, the risk management objective and strategy, including the item being hedged, the specific risk being hedged and the method used to assess the hedge effectiveness. In order for a hedging relationship to qualify for hedge accounting, the changes in the fair value of the derivative instruments must be highly effective in achieving offsetting changes in fair values or variable cash flows of the hedged items attributable to the risk being hedged. All qualifying hedging derivatives are valued at fair value and included in Other assets or Other liabilities, as appropriate. For fair value hedges, the changes in the fair value of a hedging instrument are recognized in the same income statement line as the hedged item. For cash flow hedges, the changes in the fair value of a hedging instrument are recognized in Accumulated OCI. Amounts realized on cash flow hedges related to variable rate loans are recognized in Net interest income in the period when the cash flow from the hedged item is realized. Any difference that arises from gains or losses on hedging derivatives offsetting corresponding gains or losses on the hedged items, and gains and losses on derivatives attributable to the risks excluded from the assessment of hedge effectiveness are recognized in earnings.
Loans	Loans—Loans originated by the MUFG Group (“originated loans”) are carried at the principal amount outstanding, adjusted for unearned income and deferred net nonrefundable loan fees and costs. Originated loans held and intended for dispositions or sale in secondary markets are transferred to the held-for-sale classification and carried at the lower of cost or estimated fair value generally on an individual loan basis. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment to yield using a method that approximates the interest method.
The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUFG Americas Holdings Corporation (“MUFG Americas Holdings” or “MUAH”), Bank of Ayudhya Public Company Limited (“Krungsri”), and Other based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk.
Past due status is determined based on the contractual terms of the loan and the actual number of days since the date the last payment was made.
Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUFG Americas Holdings, and Krungsri segments, and six months or more with respect to loans within the Residential segment. A nonaccrual loan may be restored to an accrual status when interest and principal payments become current and management expects that the borrower will make future contractual payments as scheduled. When a loan is placed on nonaccrual status, interest accrued but not received is generally reversed against interest income. Cash receipts on nonaccrual loans, for which the ultimate collectibility of principal is uncertain, are applied as principal reductions; otherwise, such collections are credited to income.
The MUFG Group modifies certain loans in conjunction with its loss-mitigation activities. Through these modifications, concessions are granted to a borrower who is experiencing financial difficulty, generally in order to minimize economic loss, to avoid foreclosure or repossession of collateral, and to ultimately maximize payments received from the borrower. The concessions granted vary by portfolio segment, by program, and by borrower-specific characteristics, and may include interest rate reductions, term extensions, payment deferrals, and partial principal forgiveness. Loan modifications that represent concessions made to borrowers who are experiencing financial difficulties are identified as troubled debt restructurings (“TDRs”).
Generally, accruing loans that are modified in a TDR remain as accruing loans subsequent to the modification, and nonaccrual loans remain as nonaccrual. However, if a nonaccrual loan has been modified as a TDR, the borrower is not delinquent under the modified terms, and demonstrates that its financial condition has improved, the MUFG Group may reclassify the loan to accrual status. This determination is generally performed at least once a year through a detailed internal credit rating review process. Once a nonaccrual loan is deemed to be a TDR, the MUFG Group will continue to designate the loan as a TDR even if the loan is reclassified to accrual status.
Loan Securitization	Loan Securitization—The MUFG Group securitizes and services commercial, industrial, and residential loans in the normal course of business. The MUFG Group accounts for a transfer of loans in a securitization transaction as a sale if it meets relevant conditions for the surrender of control. Otherwise, the transfer is accounted for as a collateralized borrowing transaction. When a securitization is accounted for as a sale, the proceeds from a sale of financial assets consist of the cash and any other assets obtained, including beneficial interests and separately recognized servicing assets, in the transfer less any liabilities incurred, including separately recognized servicing liabilities. All proceeds and reductions of proceeds from a sale shall be initially measured at fair value.
Allowance for Credit Losses (Loans)
Allowance for Credit Losses (Loans)—The MUFG Group maintains an allowance for credit losses, which is a valuation account that is deducted from the amortized cost basis of the loans to present the net amount expected to be collected on the loans. The amount necessary to adjust the allowance for credit losses for management’s current estimate of expected credit losses on loans is reported in net income as a credit loss expense.
Actual credit losses (amounts deemed uncollectible, in whole or in part), net of recoveries, are generally determined based on detailed loan reviews and a credit assessment by management at each balance sheet date and are deducted from the allowance for credit losses as net charge-offs. The MUFG Group generally applies its charge-off policy to all loans in its portfolio regardless of the type of borrower. Management believes that the provision for credit losses is adequate.
Key elements relating to the policies and discipline used in determining the allowance for credit losses are credit classification and the related borrower categorization process. The categorization is based on conditions that may affect the ability of borrowers to service their debt, taking into consideration current financial information, historical payment experience, credit documentation, public information, analyses of relevant industry segments and existing economic conditions. In determining the appropriate level of the allowance, the MUFG Group evaluates the probable loss by collateral value, historical loss experience, probability of insolvency and category of loan based on its type and characteristics.
For the allowance methodology, the MUFG Group uses quantitative models that incorporate economic forecast scenarios. These economic forecast scenarios include macroeconomic variables that have historically been correlated with historical credit losses. These variables include, but are not limited to, unemployment rates and gross domestic product. As any one economic forecast scenario is inherently uncertain, multiple economic forecast scenarios were leveraged. The macroeconomic variables in multiple economic forecast scenarios and weightings given to each scenario depend on a variety of factors including recent economic conditions and views of internal, as well as third-party, economists. The allowance for credit losses for TDR is measured using the discounted cash flow method, or based on the fair value of the collateral if the loan is collateral dependent.
The allowance for credit losses includes qualitative adjustments to cover losses that are expected but were not reflected in the modeled allowance. For example, factors that the MUFG considers include remaining time to maturity and extent of prepayments, credit concentration, the volume and severity of past due, changes in lending policy and procedures, among others.
In all segments, when estimating the allowance for credit losses, significant management assumptions are incorporated in economic variables, qualitative adjustments, or both to capture the heightened volatility and uncertainty in the economy due to the COVID-19 pandemic.
There are de minimis or zero expected credit losses, for example, for lending and financing transactions, such as Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivables under securities borrowing transactions because the term is short and the credit quality of the borrowers is normal.
The methodologies used to estimate the allowance and the charge-off policy for the major portfolio segments are as follows:
Commercial segment
In the Commercial segment, expected credit losses of loans are measured on a collective basis when similar risk characteristics exist. Risk characteristics that are considered for aggregation of loans include internal credit ratings, geographical location, and industry of the borrower. The collectively-assessed allowance is measured over the contractual term of the loans that is adjusted for expected prepayments, using probability of default (“PD”), loss given default (“LGD”) and exposure at default (“EAD”) loss forecasting model, which is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables such as gross domestic product and unemployment rates. The PD is determined as the marginal PD that denotes the likelihood that a borrower is observed to experience the default during a defined period of time, based on internal credit rating, geographical location, or industry of the borrower. The LGD is determined as the estimated loss on the loan that would be realized upon the default of the borrower, mainly based on the historical experience of collections against loans in default. The PD and LGD are continually reviewed to determine the appropriate level of the allowance for credit loss.
Qualitative adjustments are made to cover losses that are expected but not adequately captured in the quantitative forecasting model or economic assumptions, considering factors such as remaining time to maturity and extent of prepayments, the volume and severity of past due loans, changes in lending policy and procedures, the industry in which a borrower operates, and changes in other external factors. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to an average historical loss information on a straight-line basis over a two-year period. When a loan does not share risk characteristics with other loans, expected credit losses for that loan are measured on an individual basis. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s original effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified into TDR are measured on an individual basis. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by discounting the estimated future cash flows using the original effective interest rate of the loans prior to modification.
In relation to loans categorized as Legally/Virtually Bankrupt, the carrying amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible, and is charged off.
Residential segment
In the Residential segment, the loans are comprised of smaller-balance homogeneous loans and expected credit losses of loans are measured on a collective basis. The allowance for credit losses is measured over the contractual term of the loans that is adjusted for expected prepayments, using the state transition probability matrix, which captures delinquency status changes and prepayments by loans’ remaining term, and is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables, such as unemployment rates. The LGD is also used to capture the estimated loss on the loan that would be realized upon the default of the borrower. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information on a straight-line basis over a two-year period.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by discounting the estimated future cash flows using the original effective interest rate of the loans prior to modification.
In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the carrying amount of loans less estimated value of the collateral and guaranteed amount is generally considered uncollectible and charged off.
Card segment
In the Card segment, the loans are smaller-balance homogeneous loans and expected credit losses of loans are measured on a collective basis. The allowance for credit losses is measured over the contractual term of the loans that is adjusted for expected prepayments, using the state transition probability matrix, which captures delinquency status changes and prepayments by loans’ remaining term, and is based on historical information and adjusted to incorporate expectations of future economic conditions considering economic variables, such as unemployment rate. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the three-year economic forecast, the allowance methodology reverts to average historical loss information.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis, and the allowance for credit losses is determined using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.
In relation to loans that are in past due status over a certain period of time and deemed uncollectible, the amount of loans is generally fully charged off.
MUFG Americas Holdings segment
In the MUFG Americas Holdings segment, expected credit losses are measured on a collective basis when similar risk characteristics exist. The allowance for credit loss is calculated as the product of PD, LGD, and EAD modeled parameters that are projected over the assets’ remaining contractual lives.Expected loss models use historical loss information and a variety of economic assumptions that consider economic variables such as gross domestic product and unemployment rates, to estimate PD, LGD, and EAD. These models are tailored to different loan segments, classes and products by changing the economic variables or their weighting in the calculation used to estimate expected losses. The collectively-assessed allowance methodology incorporates an economic forecast over a three-year period. Beyond the two-year economic forecast, the allowance methodology reverts to average historical loss information on a straight-line basis over two-year period. Loans that do not share risk characteristics are evaluated individually to determine the allowance balance. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
Management implements qualitative adjustments to the collectively-assessed allowance to account for the risks not incorporated in the model between current conditions and those reflected in the historical loss information used to estimate the models. These qualitative factors include changes in credit policies, problem loan trends, identification of new risks not incorporated into the modeling framework, credit concentrations, changes in lending management and other external factors. Qualitative adjustments are also used to adjust the collectively-assessed allowance to account for risks attributed to imprecision in the economic forecast and when risks emerge that impact specific portfolio components (i.e., natural disasters).
The allocated allowance for large groups of smaller-balance homogeneous loans is established for consumer loans as well as for smaller balance commercial loans. These loans are managed on a pool basis, and loss factors are based on expected net charge-off ranges.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured either individually or in pools with similar risk characteristics. The allowance for individually assessed TDR loans can be measured using a discounted cash flow methodology, or by evaluating the fair value of the collateral, if collateral dependent. When the value of a concession cannot be measured using a method other than the discounted cash flow method, the value of a concession is measured by discounting the expected future cash flows at the original interest rate of the loan.
Commercial loans are generally considered uncollectible based on an evaluation of the financial condition of a borrower as well as the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part. Consumer loans are generally considered uncollectible based on past due status and the value of any collateral and, when considered to be uncollectible, loans are charged off in whole or in part.
Krungsri segment
In the Krungsri segment, expected credit losses are measured on a collective basis for portfolios of loans that share similar economic risk characteristics. Expected credit losses are a probability-weighted estimate of the present value of credit losses. These are measured as the present value of the difference between the cash flows under the contract and the cash flows expected to be received arising from the weighting of multiple future economic scenarios that consider economic variables such as gross domestic product and unemployment rates, discounted at the loan’s effective interest rate. Qualitative adjustments are made to cover losses that are expected but not adequately captured in the quantitative forecasting model. Loans that do not share risk characteristics are evaluated individually to determine the allowance balance. Individually-assessed allowance is measured based on the present value of expected future cash flows discounted at the loan’s original effective interest rate, or the fair value of the collateral if the loan is collateral dependent.
The allocated allowance for large groups of smaller-balance homogeneous loans is established for smaller balance loans such as housing loans, credit card loans, and personal loans. These loans are managed on a pool basis, and loss factors are based on expected net charge-off ranges.
The allowance for loans that have been modified into a TDR or reasonably expected to be modified TDR are measured on an individual basis. For nonaccrual TDRs, the allowance for credit losses is provided for these loans using the discounted cash flow method, or based on the fair value of the collateral. For TDRs accounted for as accruing loans, the allowance for credit losses is determined by using the discounted cash flow method whereby the estimated future cash flows are discounted using the original effective interest rate of the loans prior to modification.
Loans to customers are charged off when they are determined to be uncollectible considering the financial condition of a borrower.
Allowance for Off-balance Sheet Credit Instruments	Allowance for Off-Balance Sheet Credit Instruments—The MUFG Group maintains an allowance for credit losses on off-balance sheet credit instruments that are not unconditionally cancellable, including commitments to extend credit, guarantees, standby letters of credit and other financial instruments. The allowance is recorded as a liability in Other liabilities. The MUFG Group adopts the same methodology used in determining the allowance for credit losses on loans. Potential credit losses related to derivatives are considered in the fair value of the derivatives.
Premises and Equipment
Premises and Equipment—Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is charged to operations over the estimated useful lives of the related assets. Leasehold improvements are depreciated over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter. MUFG, MUFG Bank and Mitsubishi UFJ Trust and Banking apply the declining-balance method in depreciating their premises and equipment, while other subsidiaries mainly apply the straight-line method, at rates principally based on the following estimated useful lives:

Years
Buildings	15 to 50
Equipment and furniture	2 to 20
Leasehold improvements	2 to 39
Maintenance, repairs and minor improvements are charged to operations as incurred. Major improvements are capitalized. Net gains or losses on dispositions of premises and equipment are included in Other non-interest income or expense, as appropriate.
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount to future undiscounted net cash flows expected to be generated by the asset. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value. For purposes of recognition and measurement of an impairment loss, a long-lived asset or assets are grouped with other assets and liabilities at the lowest level with independent and identifiable cash flows. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value less estimated cost to sell.
Asset retirement obligations related to restoration of certain leased properties upon lease termination are recorded in Other liabilities with a corresponding increase in leasehold improvements. The amounts represent the present value of expected future cash flows associated with returning such leased properties to their original condition. The difference between the gross and present value of expected future cash flows is accreted over the life of the related leases as a non-interest expense.
Goodwill
Goodwill—The MUFG Group recognizes goodwill, as of the acquisition date, measured as the excess of the purchase price over the fair value of the net assets acquired. Goodwill related to investments in equity method investees is included in Other assets as a part of the carrying amount of investments in equity method investees.
Goodwill arising from a business combination is not amortized but is tested at least annually for impairment. Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment.
A reporting unit is an operating segment, or an identified business unit one level below an operating segment. An impairment loss is recognized to the extent that the carrying amount of a reporting unit exceeds its fair value, but not exceeding the total amount of goodwill allocated to that reporting unit.
Intangible Assets
Intangible assets—Intangible assets consist of software, core deposit intangibles, customer relationships, trade names and other intangible assets. These are amortized over their estimated useful lives unless they have indefinite useful lives. Amortization of intangible assets is computed in a manner that best reflects the economic benefits of the intangible assets as follows:

	Useful lives (years)	Amortization method
Software	3 to 10	Straight-line
Core deposit intangibles	9 to 16	Straight-line
Customer relationships	3 to 27	Straight-line, Declining-balance
Trade names	10 to 40	Straight-line
Intangible assets having indefinite useful lives are not amortized but are subject to annual impairment tests. An impairment exists if the carrying value of an indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and the carrying amount exceeds the fair value of the intangible asset.
The MUFG Group capitalizes certain costs associated with the acquisition or development of internal-use software. Costs subject to capitalization are salaries and employee benefits for employees who are directly associated with and who devote time to the internal-use computer software project, to the extent of time spent directly on the project. Once the software is ready for its intended use, the MUFG Group begins to amortize capitalized costs on a straight-line basis.
Assets and Liabilities Held for Sale
Assets and Liabilities Held for Sale—The MUFG Group classifies assets and liabilities as held for sale (“disposal group”) when management, having the authority to approve the action, commits to a plan to sell the disposal group and the sale is probable within one year, actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn, and the disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such disposal groups. The disposal group is measured at the lower of carrying value or fair value less costs to sell. Any loss resulting from the measurement is recognized in the period the held-for-sale criteria are met. Conversely, gains are not recognized until the date of the sale. After being classified as held for sale, loans held for investment are transferred to loans held for sale, carried at the lower of cost or fair value measured on a portfolio basis, and no allowance for loan losses is estimated. After being classified as held for sale, held-to-maturity debt securities are transferred to securities available for sale and assets are not depreciated or amortized.
In September 2021, the MUFG Group agreed to the sale of all shares in MUFG Union Bank, N.A., the wholly-owned primary operating subsidiary in the United States, to U.S. Bancorp. As a result, the assets and liabilities of MUFG Union Bank, which will be transferred to U.S. Bancorp, were reclassified as held for sale, and included in Other assets and Other liabilities in the accompanying consolidated balance sheets at March 31, 2022. See Note 2 for further discussion. Unless otherwise indicated, all other notes to the consolidated financial statements do not include amounts of assets and liabilities held for sale.

Accrued Severance and Pension Liabilities	Accrued Severance and Pension Liabilities—The MUFG Group has defined benefit pension plans and other postretirement benefit plans, including severance indemnities plans (“SIPs”). The liabilities related to these plans are computed and recognized based on actuarial computations. Net actuarial gains and losses that arise from differences between actual experience and assumptions are generally amortized over the average remaining service period of participating employees if it exceeds the corridor, which is defined as the greater of 10% of plan assets or the projected benefit obligation. Under the guidance related to employers’ accounting for defined benefit pension and other postretirement plans, the MUFG Group recognizes a net liability or asset to report the funded status of its defined benefit pension and other postretirement plans in the accompanying consolidated balance sheets and mainly recognizes changes in the funded status of defined benefit pension and other postretirement plans in the year in which the changes occur in Accumulated OCI. Based on actuarial computations of current and future employee benefits, the service cost component is charged to Salaries and employee benefits while other components of net pension benefit/cost are charged to Other non-interest expenses. The MUFG Group measures plan assets and benefit obligations as of the date of the consolidated balance sheets.
Long-term Debt	Long-Term Debt—Premiums, discounts and issuance costs of long-term debt are amortized based on the method that approximates the interest method over the term of the long-term debt.
Obligations under Guarantees	Obligations under Guarantees—The MUFG Group provides customers with a variety of guarantees and similar arrangements, including standby letters of credit, financial and performance guarantees, credit protection, and liquidity facilities. The MUFG Group recognizes guarantee fee income over the guarantee period based on the contractual terms of the guarantee contracts. It is the MUFG Group’s business practice to receive a guarantee fee at the inception of the guarantee, which approximates market value of the guarantee and is initially recorded as a liability, which is then recognized as guarantee fee income over the guarantee period.
Allowance for Repayment of Excess Interest	Allowance for Repayment of Excess Interest—The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management’s future forecasts. The allowance is recorded as a liability in Other liabilities.
Fees and Commissions
Fees and Commissions—The MUFG Group recognizes revenue from contracts with customers in the amount of consideration it expects to receive upon the transfer of control of a good or service. The timing of recognition is dependent on whether the MUFG Group satisfies a performance obligation by transferring control of the product or service to a customer over time or at a point in time.
The following is an explanation of the MUFG Group’s key revenue from contracts with customers and the timing of its recognition.
Fees and commissions on deposits consist of fees and commissions charged for transaction-based services such as usage of automated teller machines and withdrawal services, and for periodic account maintenance services. The MUFG Group’s performance obligation for transaction-based services is satisfied and the fees and commissions are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction, while the MUFG Group’s performance obligation for maintenance services is satisfied and the fees and commissions are recognized over the course of each month.
Fees and commissions on remittances and transfers consist of fees and commissions charged for settlement transactions such as domestic fund remittances, including electronic banking transactions, and are recognized at the point in time when the MUFG Group’s performance under the terms of a contractual arrangement is completed, which is at the settlement of a transaction.
Fees and commissions on foreign trading business consist of fees and commissions charged for fund collection and trade-related financing services related to foreign trading business, and are recognized in the period in which the related service is provided. If they arise from foreign trading business activities under which the customer consumes the related services at a point in time (e.g. foreign exchange fees), such fees are recognized at the same point in time. If they arise from foreign trading business activities under which the customer consumes the related services equally over the period of service (e.g. commercial letters of credit), such fees are recognized over the same period.
Fees and commissions on credit card business consist of fees and commissions such as interchange income, royalty and other service charges from franchisees. Interchange income from the credit card business is recognized as processed transactions are settled through the associated payment networks, while royalty and other service charges related to the credit card business are recognized on a straight-line basis over the period of service.
Fees and commissions on security-related services primarily consist of fees and commissions for sales and transfers of securities including investment funds, underwriting, brokerage and advisory services, arrangement fees on securitizations, and agency services for the calculation and payment of dividends. Fees and commissions on security-related services are recognized in the period in which the related service is provided. If they arise from security-related services under which the customer consumes the related services at a point in time (e.g. sales and transfers of securities are executed at the customer’s direction; underwritings of debt and equity securities or securitizations are completed at the trade date; advice is provided to the clients; and dividends are calculated and then paid to investors), such fees are recognized at the same point in time. If they arise from security-related services under which the customer consumes the related services equally over the period of service (e.g. retainer fees on M&A advisory fees), such fees are recognized over the same period. The advisory fees which are paid upon meeting certain performance goals (e.g. success fees on M&A advisory fees) are recognized at the point in time when the performance goals are met.
Fees and commissions on administration and management services for investment funds primarily consist of fees and commissions earned from administrating and managing investment funds, including assets under management on behalf of clients. Such fees and commissions are recognized equally over the period of service at the amount calculated primarily based on the outstanding amount of each entrusted asset, the percentage of fees, and the extent of the service provided to administer the investment funds.
Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans and investment funds, and are recognized on an accrual basis, generally based on the volume of trust assets under management and/or the operating performance for the accounting period of each trust account. With respect to the trust accounts with a guarantee of trust principal, trust fees are determined based on the profits earned by individual trust accounts during the trust accounting period, less deductions, including provision for reserves, impairment for individual investments and dividends paid to beneficiary certificate holders. The trust fees for these trust accounts are accrued based on the amounts expected to be earned during the accounting period of each trust account.
Guarantee fees consist of fees related to the guarantee business such as providing guarantees on residential mortgage loans and other loans, and are recognized over the contractual periods of the respective guarantees.
Insurance commissions consist of commissions earned from third-party insurance companies for marketing and selling insurance products and for the maintenance of insurance contracts. The former is recognized at the point in time which the associated service is fulfilled as the insurance contract is established by the insurance company, while the latter is recognized over the insurance period.
Fees and commissions on real estate business primarily consist of fees from real estate agent services, and are recognized in the period in which the related service is provided when assisting customers in the sales or purchase of real estate property.
Other fees and commissions include various fees and commissions earned on services to customers which have performance obligations that the MUFG Group completes in order to recognize revenue. The primary portion includes non-refundable financing related fees such as arrangement fees that are recognized when the service is provided.
Income Taxes
Income Taxes—The MUFG Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the accompanying consolidated financial statements. Under this method, deferred tax assets and deferred tax liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and deferred tax liabilities is recognized in income in the period that includes the enactment date.
The MUFG Group records net deferred tax assets to the extent these assets will more likely than not be realized. In making such determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event the MUFG Group were to determine that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, the MUFG Group would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.
Uncertain tax positions are recorded on the basis of a two-step process whereby (1) it is determined whether it is more likely than not that the tax position will be sustained on the basis of its technical merits, and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the MUFG Group recognizes the largest amount of tax benefit that is more than 50% likely to be realized upon ultimate settlement with the related tax authority. The MUFG Group recognizes interest and penalties related to unrecognized tax benefits within income tax expense. Accrued interest and penalties are included within Other liabilities.
Free Distributions of Common Shares	Free Distributions of Common Shares—As permitted by the Companies Act of Japan (the “Companies Act”), Japanese companies, upon approval by the Board of Directors, may make a free distribution of shares, in the form of a “stock split” as defined, to shareholders. In accordance with generally accepted accounting practice in Japan, such distribution does not give rise to any change in capital stock or capital surplus accounts. Common shares distributed are recorded as shares issued on the distribution date. See Note 18 for further information.
Earnings (loss) Per Common Share	Earnings (loss) per Common Share—Basic earnings per share (“EPS”) excludes dilutive effects of potential common shares and is computed by dividing earnings applicable to common stock shareholders by the weighted average number of common shares outstanding for the period, while diluted EPS gives effect to all dilutive potential common shares that were outstanding during the period. See Note 22 for the computation of basic and diluted EPS.
Treasury Stock	Treasury Stock—The MUFG Group presents its treasury stock, including shares of MUFG owned by its subsidiaries and affiliated companies, as a reduction of equity on the accompanying consolidated balance sheets at cost and accounts for treasury stock transactions under an average cost method. Gains (losses) on sales of treasury stock are charged to capital surplus and unappropriated retained earnings.
Comprehensive Income	Comprehensive Income—Comprehensive income includes net income (loss) before attribution to noncontrolling interests and other comprehensive income (“OCI”). All changes in unrealized gains and losses on investment securities, unrealized gains and losses on derivatives qualifying for cash flow hedges, defined benefit plans and foreign currency translation adjustments constitute OCI and are presented, with related income tax effects, in the accompanying consolidated statements of comprehensive income. OCI also includes changes in the instrument-specific credit risk on financial liabilities (“debt valuation adjustments” or “DVA”) accounted for under the fair value option.
Stock-Based Compensation	Stock-Based Compensation—MUFG and certain of its subsidiaries have a stock compensation-type stock option plan (“Stock Option Plan”) for directors (excluding outside directors and directors serving as audit committee members), corporate executives, executive officers and senior fellows (collectively, “officers”). Compensation costs under the Stock Option Plan are recognized based on the grant date fair value of the stock option (“Stock Acquisition Rights”) over the period during officers are required to provide service in accordance with the terms of the plan. MUFG and certain of its subsidiaries also have performance-based stock compensation plan (“the Board Incentive Plan”). The awards granted under the Board Incentive Plan are classified as either liability for the part of award which are provided to officers in cash or equity for the part of award which are provided to officers in the common shares of MUFG. Compensation costs are recognized over the requisite service period for the entire awards. For awards classified as liability, compensation costs are measured based on the fair value calculated by the quoted price of common shares of MUFG at the date of fiscal year-end and remeasured at the end of each reporting period. Changes in quoted prices of common shares of MUFG between the date of grant and the settlement of awards are recognized in the period which the changes occur. For awards classified as equity, compensation costs are measured based on the grant date fair value by the quoted price of the common shares of MUFG.
Accounting Changes
Accounting Changes
Measurement of Credit Losses on Financial Instruments—In June 2016, the Financial Accounting Standards Board ("FASB") issued new guidance which replaces the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to estimate credit losses. Under this guidance, the measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectibility of the reported amount of the financial asset (or a group of financial assets) measured at amortized cost basis. For available-for-sale debt securities, a credit loss is recorded through an allowance for credit losses and the amount of the allowance is limited to the amount by which fair value is below amortized cost. For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination that are measured at amortized cost basis, the initial allowance for credit losses is added to the purchase price rather than being reported as a credit loss expense, only subsequent changes in the allowance are recorded as a credit loss expense, and interest income is recognized based on the effective interest rate, excluding the discount embedded in the purchase price that is attributable to the acquirer’s assessment of credit losses at acquisition. This guidance also expands the disclosure requirements regarding an entity’s assumptions, models, and methods for estimating the allowance, and requires the entity to disclose the amortized cost balance for each class of financial asset by credit quality indicator, disaggregated by the year of origination.

In April 2019 and November 2019, the FASB issued additional guidance to improve certain aspects of this guidance. This guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The MUFG Group adopted the guidance on April 1, 2020. Upon adoption, the MUFG Group resulted in an increase in the beginning balance of the allowance for credit losses and the allowance for off-balance sheet credit instruments of ¥408.1 billion and a decrease in retained earnings of ¥285.8 billion.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
Troubled Debt Restructurings and Vintage Disclosures – In March 2022, the FASB issued new guidance which eliminates the accounting and disclosure requirements for troubled debt restructurings by creditors and introduces new required disclosures for loan modifications made to borrowers experiencing financial difficulty. The guidance also amends the requirement for vintage disclosures to disclose current period gross charge-offs by year of origination. This guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The MUFG Group is currently evaluating what effect this guidance will have on its consolidated financial statements and related disclosures.